Apr. 29, 2019
SUPPLEMENT DATED JUNE 24, 2019
TO THE PROSPECTUS DATED APRIL 29, 2019

JNL® SERIES TRUST

Please note that the changes may impact your variable annuity and/or variable life product(s).

Unless otherwise noted, all changes are effective immediately.

In the section entitled, “Summary Overview of Each Fund,” under “Expenses,” for the JNL/DFA Growth Allocation Fund, please delete the tables and corresponding footnotes and replace with the following:

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management Fee	0.20%
Distribution and/or Service (12b-1) Fees	0.30%
Other Expenses[1]	0.15%
Acquired Fund Fees and Expenses[2]	0.37%
Total Annual Fund Operating Expenses	1.02%
Less Waiver/Reimbursement[3]	0.13%
Total Annual Fund Operating Expenses After Waiver/Reimbursement[4]	0.89%

[1]	"Other Expenses" include an Administrative Fee of 0.15% which is payable to Jackson National Asset Management, LLC ("JNAM" or "Adviser").
[2]
Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies.  Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Fund Operating Expenses disclosed above.

[3]
JNAM has contractually agreed to waive 0.05% of the management fees of the Fund.  The fee waiver will continue for at least one year from the date of the current Prospectus, unless the Board of Trustees approves a change in or elimination of the waiver. This fee waiver is subject to yearly review and approval by the Board of Trustees. JNAM has contractually agreed to waive a varying portion of the management fees of the Fund to prevent any increase in total expenses in the Fund.  This fee waiver arrangement will continue for at least one year from the date of this supplement, unless the Board of Trustees approves a change in or elimination of the waiver. This fee waiver is subject to yearly review and approval by the Board of Trustees.

[4]	Expense information has been restated to reflect current fees.

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class I
Management Fee	0.20%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses[1]	0.15%
Acquired Fund Fees and Expenses[2]	0.37%
Total Annual Fund Operating Expenses	0.72%
Less Waiver/Reimbursement[3,4]	0.18%
Total Annual Fund Operating Expenses After Waiver/Reimbursement[5]	0.54%

[1]	"Other Expenses" include an Administrative Fee of 0.15% which is payable to Jackson National Asset Management, LLC ("JNAM" or "Adviser").
[2]
Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies.  Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Fund Operating Expenses disclosed above.

[3]
JNAM has contractually agreed to waive 0.05% of the administrative fees of the Class.  The fee waiver will continue for at least one year from the date of the current Prospectus, unless the Board of Trustees approves a change in or elimination of the waiver. This fee waiver is subject to yearly review and approval by the Board of Trustees.

[4]
JNAM has contractually agreed to waive 0.05% of the management fees of the Fund.  The fee waiver will continue for at least one year from the date of the current Prospectus, unless the Board of Trustees approves a change in or elimination of the waiver. This fee waiver is subject to yearly review and approval by the Board of Trustees. JNAM has contractually agreed to waive a varying portion of the management fees of the Fund to prevent any increase in total expenses in the Fund.  This fee waiver arrangement will continue for at least one year from the date of this supplement, unless the Board of Trustees approves a change in or elimination of the waiver. This fee waiver is subject to yearly review and approval by the Board of Trustees.

[5]	Expense information has been restated to reflect current fees.

In the section entitled, “Summary Overview of Each Fund,” under “Expense Example,” for the JNL/DFA Growth Allocation Fund, please delete the tables and replace with the following:

JNL/DFA Growth Allocation Fund Class A
1 year	3 years	5 years	10 years
$91	$312	$551	$1,236

JNL/DFA Growth Allocation Fund Class I
1 year	3 years	5 years	10 years
$55	$212	$383	$878

In the section entitled, “Summary Overview of Each Fund,” under “Expenses,” for the JNL/DFA Moderate Growth Allocation Fund, please delete the tables and corresponding footnotes and replace with the following:

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management Fee	0.20%
Distribution and/or Service (12b-1) Fees	0.30%
Other Expenses[1]	0.15%
Acquired Fund Fees and Expenses[2]	0.32%
Total Annual Fund Operating Expenses	0.97%
Less Waiver/Reimbursement[3]	0.10%
Total Annual Fund Operating Expenses After Waiver/Reimbursement[4]	0.87%

[1]	"Other Expenses" include an Administrative Fee of 0.15% which is payable to Jackson National Asset Management, LLC ("JNAM" or "Adviser").
[2]
Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies.  Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Fund Operating Expenses disclosed above.

[3]
JNAM has contractually agreed to waive 0.05% of the management fees of the Fund.  The fee waiver will continue for at least one year from the date of the current Prospectus, unless the Board of Trustees approves a change in or elimination of the waiver. This fee waiver is subject to yearly review and approval by the Board of Trustees. JNAM has contractually agreed to waive a varying portion of the management fees of the Fund to prevent any increase in total expenses in the Fund.  This fee waiver arrangement will continue for at least one year from the date of this supplement, unless the Board of Trustees approves a change in or elimination of the waiver. This fee waiver is subject to yearly review and approval by the Board of Trustees.

[4]	Expense information has been restated to reflect current fees.

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class I
Management Fee	0.20%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses[1]	0.15%
Acquired Fund Fees and Expenses[2]	0.32%
Total Annual Fund Operating Expenses	0.67%
Less Waiver/Reimbursement[3,4]	0.15%
Total Annual Fund Operating Expenses After Waiver/Reimbursement[5]	0.52%

[1]	"Other Expenses" include an Administrative Fee of 0.15% which is payable to Jackson National Asset Management, LLC ("JNAM" or "Adviser").
[2]
Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies.  Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Fund Operating Expenses disclosed above.

[3]
JNAM has contractually agreed to waive 0.05% of the administrative fees of the Class.  The fee waiver will continue for at least one year from the date of the current Prospectus, unless the Board of Trustees approves a change in or elimination of the waiver. This fee waiver is subject to yearly review and approval by the Board of Trustees.

[4]
JNAM has contractually agreed to waive 0.05% of the management fees of the Fund.  The fee waiver will continue for at least one year from the date of the current Prospectus, unless the Board of Trustees approves a change in or elimination of the waiver. This fee waiver is subject to yearly review and approval by the Board of Trustees. JNAM has contractually agreed to waive a varying portion of the management fees of the Fund to prevent any increase in total expenses in the Fund.  This fee waiver arrangement will continue for at least one year from the date of this supplement, unless the Board of Trustees approves a change in or elimination of the waiver. This fee waiver is subject to yearly review and approval by the Board of Trustees.

[5]	Expense information has been restated to reflect current fees.

In the section entitled, “Summary Overview of Each Fund,” under “Expense Example,” for the JNL/DFA Moderate Growth Allocation Fund, please delete the tables and replace with the following:

JNL/DFA Moderate Growth Allocation Fund Class A
1 year	3 years	5 years	10 years
$89	$299	$527	$1,181

JNL/DFA Moderate Growth Allocation Fund Class I
1 year	3 years	5 years	10 years
$53	$199	$358	$820

In the section entitled, “Summary Overview of Each Fund,” under “Principal Investment Strategies,” for the JNL/Vanguard U.S. Stock Market Index Fund, please delete the second paragraph and corresponding bullet points in the entirety and replace with the following:

Under normal circumstances, the Fund will allocate its assets to the following Underlying Funds:
•	Vanguard Value Index Fund Institutional Shares;
•	Vanguard Growth Index Fund Institutional Shares;
•	Vanguard Large-Cap Index Fund Institutional Shares;
•	Vanguard Total Stock Market Index Fund Institutional Shares;
•	Vanguard Small-Cap Index Fund Institutional Shares; and
•	Vanguard Mid-Cap Index Fund Institutional Shares.

In the section entitled, “Summary Overview of Each Fund,” under “Principal Investment Strategies,” for the JNL/Vanguard International Stock Market Index Fund, please delete the second paragraph and corresponding bullet points in the entirety and replace with the following:

Under normal circumstances, the Fund will allocate its assets to the following Underlying Funds:
•	Vanguard Developed Markets Index Fund Institutional Plus Shares;
•	Vanguard FTSE All-World ex-US Index Fund Institutional Shares;
•	Vanguard European Stock Index Fund Institutional Shares;
•	Vanguard Pacific Stock Index Fund Institutional Shares;
•	Vanguard Emerging Markets Stock Index Fund Institutional Shares;
•	Vanguard FTSE All-World ex-US Small-Cap Index Fund Admiral Shares; and
•	Vanguard Total International Stock Index Fund Institutional Shares.

In the section entitled, “Summary Overview of Each Fund,” under “Principal Investment Strategies,” for the JNL/Vanguard Global Bond Market Index Fund, please delete the second paragraph and corresponding bullet points in the entirety and replace with the following:

Under normal circumstances, the Fund will allocate its assets to the following Underlying Funds:
•	Vanguard Total International Bond Index Fund Institutional Shares;
•	Vanguard Total Bond Market Index Fund Institutional Shares;
•	Vanguard Short-Term Bond Index Fund Institutional Shares;
•	Vanguard Mortgage-Backed Securities Index Fund Institutional Shares;
•	Vanguard Intermediate-Term Bond Index Fund Institutional Shares; and
•	Vanguard Long-Term Bond Index Fund Institutional Shares.

In the section entitled, “Summary Overview of Each Fund,” under “Performance,” for the JNL/S&P Competitive Advantage Fund, JNL/S&P Dividend Income & Growth Fund, JNL/S&P International 5 Fund, JNL/S&P Intrinsic Value Fund, JNL/S&P Mid 3 Fund, and JNL/S&P Total Yield Fund, please delete first paragraph in the entirety and replace with the following:

Performance.  The performance information shown provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compared with those of broad-based securities market indices and a composite index which have investment characteristics similar to those of the Fund.  Performance prior to on or about July 1, 2019 reflects the Fund’s results when managed by a former sub-adviser, Standard & Poor’s Investment Advisory Services LLC. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

In the section entitled, “Summary Overview of Each Fund,” under “Principal Investment Strategies,” for the JNL/S&P Managed Growth Fund, JNL/S&P Managed Conservative Fund, JNL/S&P Managed Moderate Growth Fund, JNL/S&P Managed Moderate Fund, and JNL/S&P Managed Aggressive Growth Fund, please delete the last paragraph and replace with the following:

The Fund does not take direct positions in asset-backed securities, mortgage-backed securities or junk bonds. Through the implementation of the Fund’s asset allocation model, the Fund may seek exposure to asset-backed securities, mortgage-backed securities or junk bonds by purchasing shares of mutual funds that may have direct or indirect exposure to these asset classes.  Consequently, the risks to the Fund are limited to the risks associated with investing in mutual funds that have investments in these asset classes. The principal risks to investing in the Fund, including those that may arise from indirect exposure to asset-backed securities, mortgage-backed securities or junk bonds are detailed in the “Principal Risks of Investing” and “Glossary of Risks” sections of the Fund’s prospectus.
In addition, while the Fund will generally not invest in Underlying Funds that are sub-advised by Goldman Sachs Asset Management, L.P. (“GSAM”) or an affiliate of GSAM (each an “Affiliated Underlying Fund”), it may invest in an Affiliated Underlying Fund over other Underlying Funds when the Affiliated Underlying Fund is the only option available under the Fund’s asset allocation model.

In the section entitled, “Summary Overview of Each Fund,” under “Performance,” for the JNL/S&P Managed Growth Fund, JNL/S&P Managed Conservative Fund, JNL/S&P Managed Moderate Growth Fund, JNL/S&P Managed Moderate Fund, and JNL/S&P Managed Aggressive Growth Fund, please delete the first paragraph in the entirety and replace with the following:

Performance.  The performance information shown provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compared with those of broad-based securities market indices and a composite index which have investment characteristics similar to those of the Fund.  Performance prior to on or about July 1, 2019 reflects the Fund’s results when managed by the former sub-adviser, Standard & Poor’s Investment Advisory Services LLC. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.